Subsequent Events (Tables)	6 Months Ended
May 31, 2022
Subsequent Events [Abstract]
Schedule of Amount Owed on Prepayment of Diagonal Lending Note
Prepayment Period	Prepayment Percentage
May 31, 2022 to July 30, 2022	120%
July 31, 2022 to October 28, 2022	125%
October 29, 2022 to November 27, 2022	130%